FORUM REAL ESTATE INCOME FUND

Schedule of Investments

As of September 30, 2025 (Unaudited)

			Coupon
			Rate
Units/Shares		Reference Rate & Spread	(%)	Maturity	Fair Value
	PRIVATE INVESTMENTS - EQUITY — 20.5%
	REAL ESTATE COMMON EQUITY — 0.3%
40	CRIMSON DEVCO, LLC(a),(b),(c)	N/A	N/A	N/A	$1,000,000
	REAL ESTATE PREFERRED EQUITY — 20.2%
4,440,694	Avondale Hills(a),(b)	Cash : 7.000%, PIK : 6.000%	13.000	12/11/29	4,516,209
7,679,281	Blackbird Group(a),(b)	Cash : 6.500%, PIK : 6.500%	13.000	02/02/30	7,811,062
4,371,324	Dawson Forest(a),(b)	Cash : 6.500%, PIK : 6.500%	13.000	04/02/29	4,379,872
12,035,593	GM Palace BTS(a),(b)	N/A	16.000	05/31/27	12,098,763
1,071,752	IOTA Multifamily Development(a),(b)	Cash : 7.000%, PIK : 7.000%	14.000	04/01/26	1,068,193
6,943,982	Madison Midtown(a),(b)	PIK : 16.250%	16.250	10/04/27	7,109,013
18,000,000	Park West Preferred Equity(a),(b)	Cash : 6.500%, PIK : 6.000%	12.500	09/30/27	18,000,000
2,005,270	The Marlowe Preferred Equity(a),(b)	Cash : 5.000%, PIK : 10.000%	15.000	02/09/27	2,007,637
6,495,890	The Villas at Sundance(a),(b)	Cash : 6.500%, PIK : 6.500%	13.000	06/17/29	6,601,249
6,103,568	Zephyr Preferred Equity(a),(b),(d)	Cash : 7.000%, PIK : 1-Month Term SOFR + 5.000%	16.250	06/14/27	6,103,568
					69,695,566
	TOTAL PRIVATE INVESTMENTS - EQUITY
	(Cost $69,918,920)				70,695,566

Principal Amount ($)
	PRIVATE INVESTMENTS - MEZZANINE LOANS — 11.0%
650,654	Advantis MCA FV, LLC(a),(b),(d),(e),(f)	1-Month Term SOFR + 11.900%; 1-Month Term SOFR floor 1.530%	16.080	07/22/26	650,654
692,410	Advantis MCA Harbor, LLC(a),(b),(d),(e),(f)	1-Month Term SOFR + 11.900%; 1-Month Term SOFR floor 3.480%	16.080	04/18/26	692,410
655,336	Ann Arbor Rambler Student Housing(a),(b),(d)	Cash : 1-Month Term SOFR + 9.390%	13.680	11/21/28	655,335
5,757,746	Lakewilde at Santee Senior Loan(a),(b)	1-Month Term SOFR + 8.500%; 1-Month Term SOFR floor 3.750%	12.781	08/13/26	5,757,746
2,038,394	Lexington So Totowa, LLC(a),(b),(d),(g)	Cash : 1-Month Term SOFR + 11.250%	15.530	10/02/25	2,038,394
5,686,565	Royal Urban Renewal, LLC(a),(b),(h)	Cash : 6.500%, PIK : 5.500%	12.000	12/01/25	5,166,625
2,138,728	Royal Urban Renewal, LLC(a),(b),(h)	Cash : 6.500%, PIK : 5.500%	12.000	12/01/25	1,943,178
4,000,000	Terraces at High Mountain Mezzanine Loan(a),(b)	1-Month Term SOFR + 9.000%; 1-Month Term SOFR floor 3.750%	13.176	08/11/27	4,000,000
10,110,000	The Ivy Mezzanine Loan(a),(b),(d)	1-Month Term SOFR + 8.000%; 1-Month Term SOFR floor 3.750%	12.176	05/08/28	10,110,000
1,914,945	UMD Rambler Vertical Mezzanine(a),(b),(d)	1-Month Term SOFR + 8.930%; 1-Month Term SOFR floor 3.250%	13.130	06/12/29	1,914,945
4,958,271	Williams Village II Land Loan(a),(b),(i)	N/A	11.990	12/01/26	4,958,271
	TOTAL PRIVATE INVESTMENTS - MEZZANINE LOANS (Cost $38,503,583)
					37,887,558
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES ("CMBS") — 86.0%
	AGENCY CMBS — 18.1%
12,134,867	FREMF 2020-KF83 Mortgage Trust(d),(j)	SOFR30A + 9.114%	13.469	07/25/30	12,404,787
19,894,955	FREMF 2020-KF88 Mortgage Trust(d),(j)	SOFR30A + 9.114%	13.469	09/25/30	18,886,776
2,755,346	FREMF 2020-KF95 Mortgage Trust(d),(j)	SOFR30A + 9.000%	13.355	12/25/30	2,328,425

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of September 30, 2025 (Unaudited)

Principal			Coupon
Amount			Rate
($)		Reference Rate & Spread	(%)	Maturity	Fair Value
2,493,733	FREMF 2020-KJ32 Mortgage Trust(d),(j)	N/A	7.000	11/25/33	$2,247,421
25,676,882	FREMF 2021-KF98 Mortgage Trust(d),(j)	SOFR30A + 8.500%	12.855	12/25/30	26,331,608
					62,199,017
	NON-AGENCY CMBS — 67.9%
9,999,999	ACRE Multifamily Housing Mortgage Loan
	Trust 2022-Q018(d),(j)	SOFR30A + 4.000%	8.355	06/25/27	10,008,167
16,800,000	BAMLL Commercial Mortgage Securities
	Trust 2016-ISQ - Class XA(d),(j)	N/A	0.879	08/14/34	109,586
8,540,000	BAMLL Commercial Mortgage Securities
	Trust 2016-ISQ - Class XB(d),(j)	N/A	0.327	08/14/34	19,526
44,560,524	BBCMS Trust 2015-VFM(d),(j)	N/A	0.267	03/12/36	27,875
4,015,817	BX Commercial Mortgage Trust	1-Month Term SOFR +
	2021-SOAR(d),(j)	3.864%	8.014	06/15/38	4,010,006
2,981,838	BX Commercial Mortgage Trust	1-Month Term SOFR +
	2021-VOLT(d),(j)	2.964%	7.114	09/15/36	2,940,209
5,366,000	BX Commercial Mortgage Trust	1-Month Term SOFR +
	2022-CSMO(d),(j),(k)	2.115%	6.265	06/15/27	5,401,646
10,298,147	BX Commercial Mortgage Trust	1-Month Term SOFR +
	2024-AIRC(d),(j)	3.089%	7.239	08/15/39	10,395,337
5,000,000	BX Commercial Mortgage Trust	1-Month Term SOFR +
	2024-BRBK(d),(j)	6.968%	11.118	10/15/41	4,995,540
10,000,000	BX Commercial Mortgage Trust 2025-COPT -	1-Month Term SOFR +
	Class A(d),(j),(k)	1.750%	5.900	08/15/42	10,027,900
5,000,000	BX Commercial Mortgage Trust 2025-COPT -	1-Month Term SOFR +
	Class D(d),(j)	3.250%	7.400	08/15/42	5,019,340
8,600,000	BX Trust 2021-ARIA(d),(j)	1-Month Term SOFR +
		3.257%	7.407	10/15/36	8,564,663
7,400,000	BX Trust 2025-OMG - Class E(d),(j)	1-Month Term SOFR +
		2.950%	7.100	10/15/27	7,400,000
2,000,000	BX Trust 2025-OMG - Class F(d),(j)	1-Month Term SOFR +
		3.600%	7.750	10/15/27	2,000,000
15,000,000	BX Trust 2025-VLT7 - Class A(d),(j),(k)	1-Month Term SOFR +
		1.700%	5.850	07/15/44	15,062,985
5,000,000	BX Trust 2025-VLT7 - Class E(d),(j)	1-Month Term SOFR +
		3.750%	7.900	07/15/44	5,039,190
8,000,000	BXHPP Trust 2021-FILM(d),(j),(k)	1-Month Term SOFR +
		0.764%	4.914	08/15/36	7,766,712
275,000	Citigroup Commercial Mortgage Trust	1-Month Term SOFR +
	2021-PRM2 - Class F(d),(j)	3.864%	8.014	10/15/38	274,799
7,000,000	Citigroup Commercial Mortgage Trust	1-Month Term SOFR +
	2021-PRM2 - Class J(d),(j)	5.514%	9.664	10/15/36	6,983,914
10,000,000	COMM Mortgage Trust 2024-WCL1 (d),(j),(k)	1-Month Term SOFR +
		1.841%	5.991	06/15/41	9,987,900
9,350,000	DROP Mortgage Trust 2021-FILE(d),(j),(k)	1-Month Term SOFR +
		1.264%	5.414	10/15/43	9,091,697
7,042,198	Extended Stay America Trust 2021-ESH(d),(j)	1-Month Term SOFR +
		3.814%	7.964	07/15/38	7,058,360
2,600,000	Extended Stay America Trust 2025-ESH(d),(j)	1-Month Term SOFR +
		4.100%	8.250	10/15/42	2,613,000
3,724,000	GS Mortgage Securities Corp. Trust 2021-IP(d),(j)	1-Month Term SOFR + 3.664%	7.814	10/15/36	3,677,852
10,000,000	GS Mortgage Securities Corp. Trust 2025-800D(d),(j),(k)	1-Month Term SOFR +
		2.650%	6.800	11/25/41	10,064,120
2,500,000	Hudson's Bay Simon JV Trust 2015-HBS -
	Class A10(j)	N/A	4.155	08/05/34	2,497,305
23,411	Hudson's Bay Simon JV Trust 2015-HBS -
	Class A7(j)	N/A	3.914	08/05/34	23,390

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount ($)		Reference Rate & Spread	Coupon Rate (%)	Maturity	Fair Value
3,000,000	Hudson's Bay Simon JV Trust 2015-HBS - Class B10(j)	N/A	4.906	08/05/34	$2,989,443
1,767,000	Hudson's Bay Simon JV Trust 2015-HBS - Class B7(j)	N/A	4.666	08/05/34	1,761,231
1,820,000	Hudson's Bay Simon JV Trust 2015-HBS - Class C10(d),(j)	N/A	5.629	08/05/34	1,795,630
3,000,000	Hudson's Bay Simon JV Trust 2015-HBS - Class C7(d),(j)	N/A	5.238	08/05/34	2,960,586
100,000	Hudson's Bay Simon JV Trust 2015-HBS - Class D7(d),(j)	N/A	5.238	08/05/34	92,845
3,000,000	ILPT Commercial Mortgage Trust 2025-LPF2 - Class E(d),(j)	N/A	8.472	07/13/42	3,105,255
5,000,000	ILPT Commercial Mortgage Trust 2025-LPF2 - Class F(d),(j)	N/A	9.318	07/13/42	5,108,968
9,000,000	LBA Trust 2024-BOLT(d),(j)	1-Month Term SOFR + 3.688%	7.838	06/15/39	9,025,839
10,034,000	Life 2022-BMR Mortgage Trust - Class A1(d),(j),(k)	1-Month Term SOFR + 1.295%	5.445	05/15/39	9,769,273
5,430,000	Life 2022-BMR Mortgage Trust - Class D(d),(j)	1-Month Term SOFR + 2.542%	6.692	05/15/39	4,953,583
7,500,000	MILE Trust 2025-STNE(d),(j)	1-Month Term SOFR + 4.900%	9.050	07/15/42	7,504,763
3,000,000	MTN Commercial Mortgage Trust 2022-LPFL - Class B(d),(j),(k)	1-Month Term SOFR + 1.896%	6.046	03/15/39	3,000,318
663,126	OPEN Trust 2023-AIR - Class A(d),(j)	1-Month Term SOFR + 3.089%	7.239	11/15/40	664,522
2,400,000	OPEN Trust 2023-AIR - Class E(d),(j)	1-Month Term SOFR + 9.429%	13.579	11/15/40	2,413,975
6,400,000	Prima Capital CRE Securitization 2019-1S, Ltd.(j)	N/A	5.500	10/01/33	5,191,690
8,700,000	SWCH Commercial Mortgage Trust 2025-DATA(d),(j)	1-Month Term SOFR + 3.340%	7.490	02/15/42	8,689,125
10,000,000	Wells Fargo Commercial Mortgage Trust 2025-B33RP(d),(j)	1-Month Term SOFR + 3.500%	7.650	08/15/42	10,037,399
5,500,000	Worldwide Plaza Trust 2017-WWP - Class A(j)	N/A	3.526	11/10/36	3,718,495
354,000	Worldwide Plaza Trust 2017-WWP - Class F(d),(j)	N/A	3.715	11/10/36	15,764
					233,859,723
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $295,516,035)				296,058,740

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS — 3.1%
10,511,561	Fidelity Treasury Portfolio - Institutional Class, 3.94%(l)	10,511,561
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,511,561)	10,511,561
	TOTAL INVESTMENTS — 120.6% (Cost $414,450,099)	$415,153,425
	TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS – (20.6)%	(70,911,040)
	TOTAL NET ASSETS – 100.0%	$344,242,385

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount ($)		Interest Rate (%)	Maturity	Fair Value
	REVERSE REPURCHASE AGREEMENTS — (17.7)%
(6,076,000)	Lucid Management Reverse Repo JAA Trust	4.875	10/16/25	$(6,076,000)
(8,110,000)	Lucid Management Reverse Repo XAA8 Trust	4.775	10/16/25	(8,110,000)
(7,219,000)	Lucid Management Reverse Repo XAA9 Trust	5.075	10/16/25	(7,219,000)
(8,100,000)	Natixis Securities Americas Reverse Repo 3AA Trust	4.700	10/15/25	(8,100,000)
(3,545,000)	Natixis Securities Americas Reverse Repo MAA Trust	4.700	10/15/25	(3,545,000)
(2,346,000)	Natixis Securities Americas Reverse Repo WAC Trust	4.920	10/03/25	(2,346,000)
(7,028,000)	Natixis Securities Americas Reverse Repo YAA Trust	4.900	10/03/25	(7,028,000)
(7,456,000)	Royal Bank Canada Reverse Repo DAA2 Trust	4.880	10/29/25	(7,456,000)
(7,715,000)	Royal Bank Canada Reverse Repo DAA6 Trust	4.880	10/29/25	(7,715,000)
(3,496,000)	Royal Bank Canada Reverse Repo EAA Trust	4.880	10/02/25	(3,496,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $(61,091,000))			$(61,091,000)

LLC – Limited Liability Company

PIK – Payment In Kind

SOFR – Secured Overnight Financing Rate

SOFR30A – United States 30 Day Average SOFR Secured Overnight Financing Rate

(a) Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, and is availing itself of an exemption from registration under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 31.54% of Net Assets. The total value of these securities is $108,583,124. Please refer to Restricted Securities in the Notes to the Schedule of Investments.

(b) The value of this security has been determined in good faith under policies adopted by the Fund's Valuation Designee and approved by the Board of Trustees. Level 3 securities fair valued under such procedures represents 31.54% of Net Assets. The total value of these securities is $108,583,124.

(c) Non-income producing security.

(d) Variable or floating rate security, the interest of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate on September 30, 2025.

(e) Cash portion of interest is included in principal of loans.

(f) Interest on loans funded from interest reserve.

(g) Security is in default at September 30, 2025. An additional contractual 5.00% penalty interest rate will be applied until security is no longer in default.

(h) Security is in default at September 30, 2025. Contractual interest rate of 12.0% will be full PIK until security is paid off.

(i) Net of Commercial Loan of ($11,250,572) with a maturity date of 12/01/2026 and interest rate of 1-Month Term SOFR + 3.750% equal to 8.062% as of September 30, 2025.

(j) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $296,058,740, which represents 86.00% of total net assets of the Fund.

(k) All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase. Total market value of underlying collateral for open reverse repurchase agreements at September 30, 2025 was $70,222,454.

(l) Rate disclosed is the seven-day effective yield as of September 30, 2025.

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Notes to the Schedule of Investments

September 30, 2025 (Unaudited)

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund's investment objective and investment strategies. Investments in restricted securities are fair valued as determined in good faith in accordance with procedures adopted by the Valuation Designee and approved by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of September 30, 2025, the Fund invested in the following restricted securities:

	Original Acquisition Date	Principal / Units	Cost	Value	% of Net Assets
Advantis MCA FV, LLC	7/22/2022	650,654	$643,850	$650,654	0.19%
Advantis MCA Harbor, LLC	10/18/2022	692,410	686,691	692,410	0.20%
Ann Arbor Rambler Student Housing	11/20/2024	655,336	655,336	655,335	0.19%
Avondale Hills	12/10/2024	4,440,694	4,431,361	4,516,209	1.31%
Blackbird Group	1/24/2025	7,679,281	7,662,709	7,811,062	2.27%
CRIMSON DEVCO, LLC	12/17/2021	40	1,000,000	1,000,000	0.29%
Dawson Forest	4/25/2024	4,371,324	4,371,324	4,379,872	1.27%
GM Palace BTS	10/17/2024	12,035,593	11,960,575	12,098,763	3.52%
IOTA Multifamily Development	3/31/2022	1,071,752	1,066,282	1,068,193	0.31%
Lakewilde at Santee Senior Loan	8/11/2025	5,757,746	5,736,496	5,757,746	1.67%
Lexington So Totowa, LLC	5/20/2022	2,038,394	2,028,308	2,038,394	0.59%
Madison Midtown	1/28/2025	6,943,982	6,879,078	7,109,013	2.07%
Park West Preferred Equity	9/30/2025	18,000,000	18,000,000	18,000,000	5.23%
Royal Urban Renewal, LLC	9/29/2021	5,686,565	5,686,565	5,166,625	1.50%
Royal Urban Renewal, LLC	5/30/2024	2,138,728	2,138,728	1,943,178	0.56%
Terraces at High Mountain Mezzanine Loan	7/31/2025	4,000,000	3,980,000	4,000,000	1.16%
The Ivy Mezzanine Loan	4/29/2025	10,110,000	10,085,000	10,110,000	2.94%
The Marlowe Preferred Equity	9/25/2024	2,005,270	1,992,807	2,007,637	0.58%
The Villas at Sundance	6/13/2024	6,495,890	6,495,890	6,601,249	1.92%
UMD Rambler Vertical Mezzanine	4/4/2025	1,914,945	1,914,945	1,914,945	0.56%
Williams Village II Land Loan	3/3/2025	4,958,271	4,947,664	4,958,271	1.44%
Zephyr Preferred Equity	6/15/2023	6,103,568	6,058,894	6,103,568	1.77%
		107,750,443	$108,422,503	$108,583,124	31.54%